Taxation (Details 3) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares	Dec. 31, 2013 CNY (¥) ¥ / shares
Composition of income tax expenses
Current tax expenses | ¥		¥ 4,620	¥ 6,434	¥ 9,520
Deferred taxation	$ 612	3,966	(3,427)	3,533
Income tax expenses	$ 1,325	¥ 8,586	¥ 3,007	¥ 13,053
Reconciliation of the differences between the PRC statutory EIT rate
Statutory EIT rate	25.00%	25.00%	25.00%	25.00%
Effect of non-deductible expenses	7.70%	7.70%	7.90%	2.60%
Effect of lower tax rates in other jurisdictions	5.40%	5.40%	0.30%	(0.80%)
Effect of preferential tax treatments	(15.90%)	(15.90%)	(19.30%)	(15.00%)
Tax incentives for research and development expenses	(4.50%)	(4.50%)	(7.20%)	(3.90%)
Withholding income tax for dividends	8.50%	8.50%	8.30%	6.00%
Changes in valuation allowance	(1.00%)	(1.00%)	(2.00%)	3.10%
Effective income tax rate	25.20%	25.20%	13.00%	17.00%
Percentage of the research and development expenses incurred in an year that may be claimed as an additional tax deduction	50.00%	50.00%	50.00%	50.00%
Effect of the preferential tax treatments
Preferential tax treatments impact to net income to ordinary shareholders | ¥		¥ 6,938	¥ 6,125	¥ 14,498
Per share effect, basic | ¥ / shares		¥ 0.16	¥ 0.14	¥ 0.32
Per share effect, diluted | ¥ / shares		¥ 0.15	¥ 0.13	¥ 0.32
Unrecognized tax losses
Reconciliation of the differences between the PRC statutory EIT rate
Changes in valuation allowance	(1.00%)	(1.00%)	1.80%	1.70%
Accrued salaries and other expenses
Reconciliation of the differences between the PRC statutory EIT rate
Changes in valuation allowance			(1.20%)
Advertising expenses
Reconciliation of the differences between the PRC statutory EIT rate
Changes in valuation allowance			(3.80%)	1.40%
Doubtful accounts
Reconciliation of the differences between the PRC statutory EIT rate
Changes in valuation allowance			1.20%